Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO[1]	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs[2]	Value of Initial Fixed $100 Investment Based On:		Net (Loss) Income (in millions)	Core FFO per Share[4]
					TSR	Peer Group[3] TSR
2023	$4,846,528	$2,913,725	$1,441,139	$833,804	$124.15	$97.85	$(17.8)	$1.15
2022	$4,856,465	$583,503	$1,754,644	$540,222	$130.87	$94.43	$120.7	$1.08
2021	$4,517,543	$15,562,928	$1,448,152	$4,047,439	$190.70	$135.61	$45.5	$0.84
2020	$3,495,195	$5,384,680	$1,075,244	$1,446,639	$99.22	$84.73	$14.9	$0.73

Company Selected Measure Name	•CFFO per Share
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the constituent members of the FTSE NAREIT Apartment Index, which we use to determine our relative TSR performance for the objective component of our annual PSU awards.
PEO Total Compensation Amount	$ 4,846,528	$ 4,856,465	$ 4,517,543	$ 3,495,195
PEO Actually Paid Compensation Amount	$ 2,913,725	583,503	15,562,928	5,384,680
Adjustment To PEO Compensation, Footnote	The dollar amounts reported represent the amount of Compensation Actually Paid ("CAP") to our Chief Executive Officer ("CEO"), Scott Schaeffer, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Schaeffer during the applicable year. To calculate CAP to Mr. Schaeffer, for each of the years shown, the following amounts were deducted from and added to Summary Compensation Table ("SCT") total compensation.
CEO SCT Total to CAP Reconciliation:

Year	SCT Total	Deductions from SCT Total (i)	Additions to SCT Total (ii)	CAP
2023	$4,846,528	$2,677,345	$744,542	$2,913,725
2022	$4,856,465	$2,422,221	$(1,850,741)	$583,503
2021	$4,517,543	$2,112,055	$13,157,440	$15,562,928
2020	$3,495,195	$1,626,039	$3,515,524	$5,384,680
(i)Represents the grant date fair value of equity-based awards granted each year, as shown in the Stock Awards column of the Summary Compensation Table.
(ii)Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP is further detailed in the supplemental table below.
CEO Equity Component of CAP:

Year	Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested as of Year End	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$2,175,096	$(972,622)	$—	$(572,354)	$—	$114,422	$744,542
2022	$1,877,486	$(2,293,050)	$—	$(1,567,536)	$—	$132,359	$(1,850,741)
2021	$4,605,017	$4,617,483	$—	$3,835,525	$—	$99,416	$13,157,440
2020	$1,851,651	$838,857	$—	$781,179	$—	$43,837	$3,515,524

Non-PEO NEO Average Total Compensation Amount	$ 1,441,139	1,754,644	1,448,152	1,075,244
Non-PEO NEO Average Compensation Actually Paid Amount	$ 833,804	540,222	4,047,439	1,446,639
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the average amount of CAP to the non-CEO named executive officers (“Non-CEO NEOs”) as a group, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Non-CEO NEOs during the applicable year. The Non-CEO NEOs reflected in columns (d) and (e) consist of the following individuals for each of 2020 - 2023: James Sebra, Farrell Ender, Jessica Norman and Jason Delozier. In addition, Ella Neyland is included as a Non-CEO NEO for 2022 only and Ms. Weisbaum is included as a Non-CEO NEO for 2023 only. To calculate CAP to our Non-CEO NEOs for each of the years shown, the following amounts were deducted from and added to SCT total compensation.
Average Non-CEO NEOs SCT Total to CAP Reconciliation:

Year	SCT Total	Deductions from SCT Total (i)	Additions to SCT Total (ii)	CAP
2023	$1,441,139	$524,439	$(82,896)	$833,804
2022	$1,754,644	$640,995	$(573,427)	$540,222
2021	$1,448,152	$565,596	$3,164,883	$4,047,439
2020	$1,075,244	$421,944	$793,340	$1,446,639
(i)Represents the grant date fair value of equity-based awards granted each year, as shown in the Stock Awards column of the Summary Compensation Table.
(ii)Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The equity component of CAP is further detailed in the supplemental table below.
Average Non-CEO NEOs Equity Component of CAP:

Year	Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested as of Year End	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that were Forfeited in the Year	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$210,148	$(52,460)	$51,375	$(52,810)	$(259,847)	$20,698	$(82,896)
2022	$364,859	$(602,627)	$47,631	$(406,188)	$—	$22,897	$(573,427)
2021	$1,233,196	$1,286,754	$—	$620,191	$—	$24,742	$3,164,883
2020	$480,498	$154,697	$—	$145,053	$—	$13,092	$793,340

Compensation Actually Paid vs. Net Income	Table 1 below graphs the dollar changes in CAP to our CEO, average CAP to our NON-CEO NEOs ("Executive Pay") and our net income for the four-year period ending December 31, 2023.
Compensation Actually Paid vs. Company Selected Measure	Table 2 below graphs the dollar changes in Executive Pay, and our CFFO per share for the four-year period ending December 31, 2023.
Total Shareholder Return Vs Peer Group	Table 3 below graphs the dollar changes in our Executive Pay, our TSR, and our peer group TSR for the four-year period ending December 31, 2023.
Tabular List, Table
The following unranked list provides the financial performance measures that are the most important measures used to link executive compensation actually paid for fiscal year 2023 to company performance. The measures in this table are not ranked. Please see Appendix A to this Proxy Statement for a discussion of the non-GAAP financial measures listed below, and a reconciliation to the most directly comparable GAAP financial measures.

•CFFO per Share	•Operating Margin
•G&A % of Revenue	•Relative TSR
•Net Debt to Adjusted EBITDA	•Same-Store NOI Growth

Total Shareholder Return Amount	$ 124.15	130.87	190.70	99.22
Peer Group Total Shareholder Return Amount	97.85	94.43	135.61	84.73
Net Income (Loss)	$ (17,800,000)	$ 120,700,000	$ 45,500,000	$ 14,900,000
Company Selected Measure Amount | $ / shares	1.15	1.08	0.84	0.73
PEO Name	Scott Schaeffer
Measure:: 1
Pay vs Performance Disclosure
Name	•CFFO per Share
Non-GAAP Measure Description	We believe this non-GAAP financial measure is an additional appropriate measure of our operating performance. Please see Appendix A to this Proxy Statement for a discussion of CFFO, a non-GAAP financial measure, and a reconciliation to net income (loss), the most directly comparable GAAP financial measure.
Measure:: 2
Pay vs Performance Disclosure
Name	•G&A % of Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	•Net Debt to Adjusted EBITDA
Measure:: 4
Pay vs Performance Disclosure
Name	•Operating Margin
Measure:: 5
Pay vs Performance Disclosure
Name	•Relative TSR
Measure:: 6
Pay vs Performance Disclosure
Name	•Same-Store NOI Growth
PEO | Deductions From SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,677,345	$ 2,422,221	$ 2,112,055	$ 1,626,039
PEO | Additions To SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	744,542	(1,850,741)	13,157,440	3,515,524
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	2,175,096	1,877,486	4,605,017	1,851,651
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(972,622)	(2,293,050)	4,617,483	838,857
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(572,354)	(1,567,536)	3,835,525	781,179
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0	0	0	0
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	114,422	132,359	99,416	43,837
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	744,542	(1,850,741)	13,157,440	3,515,524
Non-PEO NEO | Deductions From SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	524,439	640,995	565,596	421,944
Non-PEO NEO | Additions To SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(82,896)	(573,427)	3,164,883	793,340
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	210,148	364,859	1,233,196	480,498
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(52,460)	(602,627)	1,286,754	154,697
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	51,375	47,631	0	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(52,810)	(406,188)	620,191	145,053
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(259,847)	0	0	0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	20,698	22,897	24,742	13,092
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (82,896)	$ (573,427)	$ 3,164,883	$ 793,340